Note 7 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total property and equipment		$ 281	$ 10,688
Less accumulated depreciation and amortization		0	(3,023)
Property and equipment, net	$ 339	281	7,665
Machinery and Equipment [Member]
Total property and equipment		171	2,528
Technology Equipment [Member]
Total property and equipment		26	432
Furniture and Fixtures [Member]
Total property and equipment		24	651
Vehicles [Member]
Total property and equipment		60	846
Leasehold Improvements [Member]
Total property and equipment		0	4,830
Construction in Progress [Member]
Total property and equipment		$ 0	$ 1,401